Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Aging of Trade Receivables
The aging of trade receivables is as follows:

	2024	2023
	$	$
Not past due	30,561	26,161
1-30 days past due	3,601	4,727
31-60 days past due	2,154	2,757
61-90 days past due	1,009	941
91-120 days past due	422	284
Greater than 120 days past due	2,603	2,538
	40,350	37,408
Less: provision for expected credit losses	1,085	1,053
	39,265	36,355

Schedule of Changes in the Provision for Expected Credit Losses	Changes in the provision for expected credit losses was as follows:

	2024	2023
	$	$
Balance - January 1	1,053	719
Write-offs	(565)	(1,667)
Expected credit losses	597	2,001
Balance - December 31	1,085	1,053

Schedule of Foreign Currency Risk	The net carrying value of these US denominated balances held in entities with Euro, Pound Sterling and Canadian dollars as their functional currency as at December 31, 2024 and 2023 presented in US dollars is as follows:

	2024		2023
	EUR	CAD	EUR	CAD
	$	$	$	$
Cash and cash equivalents	1,382	16,655	520	30,358
Trade and other receivables	1,286	1,877	783	1,692
Trade and other payables	(813)	(2,587)	(143)	(2,028)
	1,855	15,945	1,160	30,022

Schedule of Sensitivity Analysis for Foreign Currency Risk
A 1% strengthening of the above currencies against the US dollar would have a corresponding increase (decrease) in net income (loss) by the amounts shown below. The sensitivity associated with a 1% weakening of a particular currency would be equal and opposite. This assumes that each currency moves in isolation.

	EUR	CAD	Total
	$	$	$
2024	19	159	178
2023	12	300	312